Filed with the Securities and Exchange Commission on August 7, 2013

File No.  333-179562
File No.:  811-22668

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 6	☒

(Check appropriate box or boxes.)

ETF SERIES SOLUTIONS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices, Zip Code)

 (Registrant’s Telephone Number, including Area Code)
(414) 765-6609

Michael A. Castino, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copy to:
W. John McGuire
Bingham McCutchen, LLP
2020 K Street NW
Washington, D.C. 20006-1806

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 5 meets all of the requirements for effectiveness under Rule 485(b) and the Registrant has duly caused this Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on August 7, 2013.

ETF Series Solutions

By:  /s/ Jeanine M. Bajczyk
Jeanine M. Bajczyk
        Secretary

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 5 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ J. Garrett Stevens*	Trustee	August 7, 2013
J. Garrett Stevens

/s/ Ronald T. Beckman*	Trustee	August 7, 2013
Ronald T. Beckman

/s/ David A. Massart*	Trustee	August 7, 2013
David A. Massart

/s/ Leonard M. Rush*	Trustee	August 7, 2013
Leonard M. Rush

/s/ Michael A. Castino	President and Principal Executive Officer	August 7, 2013
Michael A. Castino

/s/ Paul R. Fearday	Treasurer and Principal Financial Officer	August 7, 2013
Paul R. Fearday

*By: /s/ Jeanine M. Bajczyk Jeanine M. Bajczyk, Attorney-in-Fact pursuant to Power of Attorney		August 7, 2013

C-1

 EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

C-2